Reconciliation of The Beginning And Ending Aggregate Carrying Amounts of The Asset Retirement Obligation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Asset Retirement Obligation Disclosure [Line Items]
Balance, beginning	$ 175		$ 166
Accretion expense	9		9
Balance, ending	$ 184	[1]	$ 175

[1]	The difference between the $184,000 liability as of December 31, 2012 and the estimated undiscounted future payments of $720,000 is estimated inflation between December 31, 2012 and December 19, 2038.